Accumulated Other Comprehensive Income (Loss) - Summary of Change In Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	$ 12
Other comprehensive income	67		$ (75)
Ending Balance	79	$ 12
Scioto Downs | Defined Benefit Pension Plan
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	12	12	87
Other comprehensive income	67	0	(75)
Ending Balance	$ 79	$ 12	$ 12